Exchange Rate Differences on Foreign Currency	12 Months Ended
Dec. 31, 2023
Disclosure of transactions in foreign currency [abstract]
Exchange Rate Differences on Foreign Currency

NOTE 33. EXCHANGE RATE DIFFERENCES ON FOREIGN CURRENCY
The account breaks down as follows as of the indicated dates:

Arising from:	12.31.23	12.31.22	12.31.21
For Purchase sale of foreign currency	52,226,477	53,722,819	25,265,256
For Valuation of Assets and Liabilities in Foreign Currency	1,182,604,155	72,600,431	29,695,796
Total	1,234,830,632	126,323,250	54,961,052